Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of intangible assets

	12.31.2021	12.31.2020
Concession agreement - distribution of electricity (19.1)	6,596,184	6,203,387
Generation concession agreements/ authorization (19.2)	2,473,858	553,840
Concession agreement - piped gas distribution (19.3)	96,145	132,366
Others (19.4)	49,373	39,863
	9,215,560	6,929,456

Schedule of changes in intangible assets

19.1	Power distribution service concession

	Intangible asset in service	Special liabilities in service	Total

Balance as of January 1, 2020	8,487,265	(2,783,579)	5,703,686
Transfers from accounts receivable - concessions (Note 10.1)	99	-	99
Transfers from contract assets (Note 11.1)	1,016,482	(105,116)	911,366
Transfers to other receivables	(1,372)	-	(1,372)
Amortization of quotas - concession (a)	(485,677)	138,596	(347,081)
Amortization of quotas - PIS/Pasep and Cofins credits	(10,655)	-	(10,655)
Loss on disposal	(52,656)	-	(52,656)
Balance as of December 31, 2020	8,953,486	(2,750,099)	6,203,387
Transfers from accounts receivable - concessions (Note 10.1)	-	(8,385)	(8,385)
Transfers from contract assets (Note 11.1)	943,905	(122,346)	821,559
Transfers to other receivables	(3,563)	-	(3,563)
Quotas amortization - concession (a)	(522,525)	146,697	(375,828)
Quotas amortization - PIS/Pasep and Cofins credits	(10,363)	-	(10,363)
Loss on disposal	(30,623)	-	(30,623)
Balance as of December 31, 2021	9,330,317	(2,734,133)	6,596,184
(a) Amortization during the concession period after the transfer to intangible assets in service of useful life of the assets, whichever the lower.

Schedule of generation concession agreements

19.2	Generation concession agreements
		Concession contract (a)	Concession and authorization
	in service	in progress	rights/ goodwill	Total
Balance as of January 1, 2020	209,467	-	373,204	582,671
ANEEL grant - use of public property	-	3,682	-	3,682
Amortization of quotas - concession and authorization (b)	(17,527)	-	(14,986)	(32,513)
Capitalizations for intangible in service	3,682	(3,682)	-
Balance as of December 31, 2020	195,622	-	358,218	553,840
Effect of acquisition of control of Vilas Complex (Note 1.2)	-	-	277,120	277,120
Goodwill arising from the business combination - Vilas Complex (Note 1.2)	-	-	94,221	94,221
ANEEL grant - use of public property	63,446	1,823	-	65,269
Qutoas amortization - concession and authorization (b)	(72,148)	-	(14,987)	(87,135)
Capitalizations for intangible in service	1,823	(1,823)	-	-
Hydrological Risk Renegotiation - GSF - Note 1-b	1,570,543	-	-	1,570,543
Balance as of December 31, 2021	1,759,286	-	714,572	2,473,858
(a) Includes the balances of use of public asset and hydrological risk renegotiation
(b) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

Schedule of piped gas distribution service concession

19.3	Piped gas distribution service concession

Total
Balance as of January 1, 2020	-
Transfers from accounts receivable - concessions (Note 10.2)	154,483
Transfers from contract assets (Note 11.2)	7,277
Amortization of quotas - concession	(29,243)
Loss on disposal	(151)
Balance as of December 31, 2020	132,366
Transfers from contract assets (Note 11.2)	3,398
Transfers from accounts receivable - concessions (Note 10.2)	(1,398)
Quotas amortization - concession	(38,221)
Balance as of December 31, 2021	96,145

Schedule of other intangible assets

19.4	Other intangible assets

	in service	in progress	Total
Balance as of January 1, 2020	31,620	14,634	46,254
Acquisitions	128	10,863	10,991
Transfers from property, plant and equipment	229	2,932	3,161
Capitalizations for intangible in service	7,136	(7,136)	-
Amortization quotas (a)	(11,584)	-	(11,584)
Amortization quotas - PIS/Pasep and Cofins credits	(13)	-	(13)
Loss on disposal	-	(4)	(4)
(-) Reclassification (b)	(8,307)	(635)	(8,942)
Balance as of December 31, 2020	19,209	20,654	39,863
Effect of acquisition of control of Vilas Complex	10,275	-	10,275
Acquisitions	-	10,375	10,375
Transfers from property, plant and equipment	986	482	1,468
Capitalizations for intangible in service	4,453	(4,453)	-
Amortization quotas (a)	(7,770)	-	(7,770)
Amortization quotas - PIS/Pasep and Cofins credits	(5)	-	(5)
Partial division of assets	(5,047)	(526)	(5,573)
(-) Reclassification (b)	141	599	740
Balance as of December 31, 2021	22,242	27,131	49,373
(a) Annual amortization rate: 20%.
(b) Reclassification to Assets classified as held for sale (Note 41).